INCOME TAX AND SOCIAL CONTRIBUTION - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	4.30%		(4.30%)
Deferred income tax asset on tax losses	R$ 12,254,435
Tax loss carryforwards	1,778,203		R$ 2,465,805
Net deferred tax asset	2,200,695	[1]	3,519,515	[1]	R$ 3,100,515
Net deferred tax liability	R$ 1,346,889		2,716,990
Pre-tax profit (loss) from discontinued operations			428,684		339,984
Income tax expense from the results of discontinued operations					249,251
Income tax and social contribution, applicable tax rate	34.00%
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Pre-tax profit (loss) from discontinued operations	R$ (867,308)		(570,444)		339,984
Income tax expense from the results of discontinued operations	R$ (127,337)		27,211		R$ 249,251
Discontinued operations [member] | Aesop and The Body Shop [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	28.50%
Pre-tax profit (loss) from discontinued operations	R$ 7,772		(380)
Income tax expense from the results of discontinued operations	R$ 2,214		0
Percentage of difference between the effective tax rate and the statutory tax rate	5.50%
Income tax and social contribution, applicable tax rate	34.00%
Avon Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	R$ 376,000		R$ 293,000
Operational entities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	R$ 1,550,000

[1]	Balance presented in the balance sheet including the effects of the jurisdictional offset of deferred tax assets and liabilities of the same nature, originating from the same taxpayer and tax authority.